Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Schedule of Short-term Investments

Short-term investments comprised of the following:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total	Total
	RMB	RMB	RMB	RMB	US$
Bank Wealth Management	—	32,545	—	32,545	4,797
	—	32,545	—	32,545	4,797
	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Bank Wealth Management	—	15,000	—	15,000
	—	15,000	—	15,000